Information on remuneration - Shares held by Board members (Detail) - Board of management [Member] - shares		Dec. 31, 2018	Dec. 31, 2017
A. Bhattacharya [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Shares held	[1]	66,794	53,974
F.A. van Houten [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Shares held	[1]	292,302	233,119
H. von Prondzynski [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Shares held	[1]	3,937	3,851
J.P. Tai [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Shares held	[1]	3,844	3,844
M.J. van Ginneken [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Shares held	[1]	47,856	30,246

[1]	Reference date for board membership is December 31, 2018.